Form N-CSR Cover	6 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard New Jersey Tax-Free Funds
Entity Central Index Key	0000821404
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026